Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.50%	7.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 5,211	$ 5,553
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 200,000	$ 200,000
Interest rate %	7.40%	7.40%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 3,478	$ 3,707
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 530,000	$ 530,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 9,284	$ 9,906
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 5,258	$ 5,610
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	6.50%	6.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 889	$ 951
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	6.60%	6.60%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 8,000	$ 8,555
D1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,000,000	$ 2,000,000
Interest rate %	3.60%	3.60%
Registration date	Jun. 20, 2002	Jun. 20, 2002
Maturity date	Apr. 01, 2026	Apr. 01, 2026
Balance due	$ 16,207	$ 21,279
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 35,658	$ 33,930
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 53,488	$ 50,895
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 759,000	$ 759,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 28,118	$ 26,835
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 241,000	$ 241,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 8,928	$ 8,521
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,130,000	$ 4,130,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 155,976	$ 149,084
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	4.30%	4.30%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 37,766	$ 36,098
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 70,000	$ 70,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 2,652	$ 2,535
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,000,000	$ 4,000,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 155,816	$ 149,314
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,300,000	$ 2,300,000
Interest rate %	3.80%	3.80%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 89,943	$ 86,214
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 600,000	$ 600,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 21,703	$ 20,686
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 1,809	$ 1,724
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 80,000	$ 80,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 2,914	$ 2,778
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 16,406	$ 15,645
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 160,000	$ 160,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 5,833	$ 5,563
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 41,234	$ 39,616
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 12,371	$ 11,885
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,360,000	$ 1,360,000
Interest rate %	2.60%	2.60%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 56,249	$ 54,050
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,400,000	$ 1,400,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 75,690	$ 73,326
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 81,211	$ 78,679
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,100,000	$ 1,100,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 59,989	$ 58,137
I [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 900,000	$ 900,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2040	Nov. 01, 2040
Balance due	$ 47,733	$ 46,304
Total subordinated bonds due [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Registration date
Balance due	$ 1,039,814	$ 1,010,905
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency		UF
Issuance currency amount		$ 1,600,000
Interest rate %		4.30%
Registration date		Jun. 20, 2002
Maturity date		Apr. 01, 2023
Balance due		$ 2,820
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency		UF
Issuance currency amount		$ 400,000
Interest rate %		4.30%
Registration date		Jun. 20, 2002
Maturity date		Apr. 01, 2023
Balance due		$ 705